Reporting Segments - Schedule of Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Net interest income	$ 900,418	$ 887,663	$ 782,982
Net fee and commission income	174,404	186,129	177,571
Net income from financial operations	143,634	172,755	8,268
Net foreign exchange gain (loss)	27,626	(17,965)	46,165
Other operating income	44,972	26,656	41,532
Provision for loan losses	(382,678)	(279,798)	(315,417)
NET OPERATING PROFIT	908,376	975,440	741,101
Depreciation and amortization	(127,166)	(86,817)	(81,845)
Operating expenses	(609,367)	(654,710)	(649,302)
OPERATING INCOME (LOSS)	171,843	233,913	9,954
Income from investment in associates and other companies	532
Income taxes	(47,853)	(67,059)	52,871
TOTAL CONSOLIDATED INCOME FOR THE YEAR	124,522	166,854	62,825
Chile [member]
Disclosure of geographical areas [line items]
Net interest income	614,186	614,685	537,540
Net fee and commission income	138,007	149,673	135,624
Net income from financial operations	152,600	128,264	(49,615)
Net foreign exchange gain (loss)	(24,389)	5,726	34,661
Other operating income	20,460	14,337	33,398
Provision for loan losses	(295,116)	(127,804)	(169,233)
NET OPERATING PROFIT	605,748	784,881	522,375
Depreciation and amortization	(86,593)	(53,544)	(51,213)
Operating expenses	(394,271)	(442,943)	(424,733)
OPERATING INCOME (LOSS)	124,884	288,394	46,429
Income from investment in associates and other companies	800
Income taxes	(33,393)	(85,269)	31,188
TOTAL CONSOLIDATED INCOME FOR THE YEAR	92,291	203,125	77,617
Colombia [member]
Disclosure of geographical areas [line items]
Net interest income	286,232	272,978	245,442
Net fee and commission income	36,397	36,456	41,947
Net income from financial operations	(8,966)	44,491	57,883
Net foreign exchange gain (loss)	52,015	(23,691)	11,504
Other operating income	24,512	12,319	8,134
Provision for loan losses	(87,562)	(151,994)	(146,184)
NET OPERATING PROFIT	302,628	190,559	218,726
Depreciation and amortization	(40,573)	(33,273)	(30,632)
Operating expenses	(215,096)	(211,767)	(224,569)
OPERATING INCOME (LOSS)	46,959	(54,481)	(36,475)
Income from investment in associates and other companies	(268)
Income taxes	(14,460)	18,210	21,683
TOTAL CONSOLIDATED INCOME FOR THE YEAR	$ 32,231	$ (36,271)	$ (14,792)